Debt - Additional Information (Details) - USD ($) $ in Thousands						6 Months Ended		12 Months Ended
	Oct. 01, 2023	Oct. 01, 2023	Apr. 26, 2021	Feb. 18, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Proceeds from offering						$ 1,170,942
Debt instrument face value					$ 60,000			$ 60,000
Cash collateral					$ 10,000			$ 10,000
Long term debt maturity date					Jul. 01, 2022			Jul. 01, 2022
Long term debt gross					$ 68,649			$ 68,649
Credit facility remaining borrowing capacity					$ 60,000			60,000
Refinance of aggregate outstanding indebtedness						118,648	$ 1,520	$ 3,041	$ 3,592	$ 47,792
Credit facility maturity date					Jul. 01, 2021
Additional interest expense recognized to refinance of existing debt						(1,590)
Debt instrument, basis spread on variable rate								4.00%
Term Loan [Member]
Debt Instrument [Line Items]
Long term debt gross					$ 48,649			$ 48,649
Long debt debt weighted average rate of interest at a point in time					8.28%			8.28%
Percentage of excess cash flow to be allocated for prepayment of loan								50.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long debt debt weighted average rate of interest at a point in time					8.28%			8.28%
Credit facility remaining borrowing capacity					$ 41,500			$ 41,500
Letter of credit outstanding					18,500			18,500
Unsecured Debt [Member]
Debt Instrument [Line Items]
Long term debt gross					$ 20,000			$ 20,000	$ 20,000
Long term debt fixed interest rate percentage					11.50%			11.50%	11.50%
Minimum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit unused capacity commitement fee percentage								0.25%
Maximum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit unused capacity commitement fee percentage								0.50%
LIBO | Minimum | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								5.50%
LIBO | Minimum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								5.50%
LIBO | Maximum | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								6.00%
LIBO | Maximum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								6.00%
Base Rate Loans | Minimum | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								4.50%
Base Rate Loans | Minimum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								4.50%
Base Rate Loans | Maximum | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								5.00%
Base Rate Loans | Maximum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								5.00%
Overnight Federal Funds Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								0.50%
2021 Secured Term Loan Facility
Debt Instrument [Line Items]
Maturity date			Feb. 18, 2026
Credit facility remaining borrowing capacity				$ 100,000
Increase in amount of credit facility				50,000
Net proceeds from credit facility used for working capital and other general corporate purposes				30,100
Credit facility amount outstanding						$ 50,000
Weighted average effective interest rate						4.46%
2021 Secured Term Loan Facility | Subsequent Event
Debt Instrument [Line Items]
Credit facility remaining borrowing capacity				100,000
Increase in amount of credit facility				50,000
Net proceeds from credit facility used for working capital and other general corporate purposes				30,100
2021 Secured Term Loan Facility | Minimum
Debt Instrument [Line Items]
Proceeds from offering			$ 1,000,000
2021 Secured Revolving Facility
Debt Instrument [Line Items]
Credit facility remaining borrowing capacity				100,000
Credit facility amount outstanding						$ 64,400
Repayments of credit facility			$ 50,000
2021 Secured Revolving Facility | Subsequent Event
Debt Instrument [Line Items]
Credit facility remaining borrowing capacity				100,000
2021 Secured Revolving Facility | Unfunded Loan Commitment
Debt Instrument [Line Items]
Percentage of commitment fee						0.50%
2021 Secured Revolving Facility | Unfunded Loan Commitment | Subsequent Event
Debt Instrument [Line Items]
Percentage of commitment fee								0.50%
2021 Secured Revolving Facility | Forecast | Unfunded Loan Commitment
Debt Instrument [Line Items]
Percentage of commitment fee	0.375%
2021 Secured Revolving Facility | Forecast | Unfunded Loan Commitment | Subsequent Event
Debt Instrument [Line Items]
Percentage of commitment fee								0.375%
2021 Secured Revolving Facility | LIBO
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						0.00%
2021 Secured Revolving Facility | LIBO | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						4.00%
2021 Secured Revolving Facility | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						0.00%
2021 Secured Revolving Facility | Base Rate Loans | Forecast
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.50%
2021 Secured Revolving Facility | Base Rate Loans | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						3.00%		3.00%
2021 Secured Revolving Facility | Overnight Federal Funds Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						0.50%
2021 Secured Revolving Facility | One-month LIBO Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						1.00%
Standby Letters of Credit
Debt Instrument [Line Items]
Line of credit additional borrowing capacity					$ 40,000			$ 40,000
Credit facility remaining borrowing capacity				80,000
Letter of credit outstanding						$ 35,600
Extended term of letters of credit						1 year
Outstanding letters of credit, amount drawn						$ 0
Standby Letters of Credit | DCE Investment
Debt Instrument [Line Items]
Letter of credit outstanding						$ 14,000
Standby Letters of Credit | Subsequent Event
Debt Instrument [Line Items]
Credit facility remaining borrowing capacity				80,000
Prior Credit Facility and Unsecured Debt
Debt Instrument [Line Items]
Refinance of aggregate outstanding indebtedness				68,600
Additional interest expense recognized to refinance of existing debt				$ 1,100
2021 Credit Facilities
Debt Instrument [Line Items]
Credit facility maturity date				Feb. 18, 2024
Credit facility, covenant terms, description						The 2021 Credit Facilities are guaranteed by certain of the Company’s subsidiaries, including those identified as VIEs, and contain customary covenants including, among other things, limitations on restricted payments including: (i) dividends and distributions from restricted subsidiaries, (ii) requirements of minimum financial ratios, and (iii) limitation on additional borrowings based on certain financial ratios. Failure to meet any of these covenants could result in an event of default under the agreement. If an event of default occurs, the lenders could elect to declare all amounts outstanding under the agreement to be immediately due and payable.
Credit facility, covenant compliance						As of June 30, 2021, the Company was in compliance with all covenants under the 2021 Credit Facilities.
2021 Credit Facilities | Subsequent Event
Debt Instrument [Line Items]
Credit facility maturity date				Feb. 18, 2024
2021 Credit Facilities | LIBO | Forecast
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		3.50%
2021 Credit Facilities | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								0.00%
2021 Credit Facilities | Base Rate Loans | Forecast
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.50%
2021 Credit Facilities | One-month LIBO Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								1.00%